Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable [Abstract]
Schedule of Accounts Receivable
	As of December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Receivables from media and entertainment services	5,228	4,973	5,977
Receivables from hotel operation, hospitality and VIP services	111	1,484	1,135
Total	5,339	6,457	7,112

Schedule of Accounts Receivable Collateral	The directors of the Company assess that there has been no significant increase in credit risk or defaults, owing to the debtor’s background and their established history of payment arrangements.
	As of December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Not yet due	2,454	3,399	2,318
Past due
– within 1 month	595	780	1,275
– 1 to 3 months	1,204	1,106	1,607
– Over 3 months	1,086	1,172	1,912
Total	5,339	6,457	7,112